Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,728,794	$ 1,248,772
Restricted cash	185,959	246,518
Total cash, cash equivalents and restricted cash	$ 1,914,753	$ 1,495,290	$ 1,300,347	$ 1,415,035